Intangible Assests	9 Months Ended
Sep. 30, 2020
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible Assets
5. Intangible
Assets
Intangible assets as of December 31, 2019 and
September
30, 2020 are summarized as follows:

	As of December 31,	As of September 30,
	2019	2020
	RMB	RMB	US$ (Note 2.5)
Cost
IPR&D	148,844	122,000	17,969
Less: accumulated amortization	—	—	—

Net book value	148,844	122,000	17,969

IPR&D represents the fair value assigned to research and development assets that the Group acquired from business combination of
I-Mab
Tianjin and its subsidiaries including Chengdu Tasgen
Bio-Tech
Co., Ltd. and Shanghai Tianyunjian
Bio-Tech
Co., Ltd. (together the “Tasgen Group”) in 2017 and had not reached technological feasibility at the date of acquisition. Upon commercialization, the Group will determine the estimated useful life and amortize these amounts based upon an economic consumption method.

The fair value assigned to the IPR&D related to TJ102 was RMB26,844 (US$3,954). On September 15, 2020,
I-Mab
Hong Kong and Genexine, Inc. entered into amendments to Intellectual Property License Agreement with
I-Mab
Hangzhou to assign and transfer all the rights and obligations related to TJ102 to
I-Mab
Hangzhou, pursuant to an equity transfer and investment agreement entered into between
I-Mab
Hong Kong and various parties (Note 7).
As of December 31, 2019 and September 30, 2020, there was no impairment of the value of the Group’s intangible assets.